Share-Based Payment (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Shares Option Shall Vest	25.00%
Percentage of shares agreement shall vest	25.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Shares Option Shall Vest	75.00%
Percentage of shares agreement shall vest	75.00%